Restructuring and Other (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 facility
Write-down of carrying value fixed assets
Restructuring Cost and Reserve [Line Items]
Restructuring charges (benefits)	$ 19
Termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges (benefits)	18
Expiration of environmental indemnification
Restructuring Cost and Reserve [Line Items]
Restructuring charges (benefits)	(5)
Asia Pacific | Write-down of carrying value fixed assets
Restructuring Cost and Reserve [Line Items]
Restructuring charges (benefits)		$ 9
Asia Pacific | Termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charges (benefits)		$ 3
North America Food
Restructuring Cost and Reserve [Line Items]
Number of facilities closed | facility			2
European Food
Restructuring Cost and Reserve [Line Items]
Number of facilities closed | facility			2
European Aerosol and Specialty Packaging businesses
Restructuring Cost and Reserve [Line Items]
Restructuring accrual	17
Settled Litigation | Mivisa
Restructuring Cost and Reserve [Line Items]
Litigation settlement expense	$ 19